Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net of allowance for doubtful accounts	$ 2,691	$ 2,294	$ 75
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Common Stock, Shares Authorized		100,000,000	100,000,000
Common Stock, Shares, Issued		91,737,020	91,737,020
Common Stock, Shares, Outstanding		91,737,020	91,737,020
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	2,500,000,000
Common Stock, Shares, Issued	15,180,000	0
Common Stock, Shares, Outstanding	15,180,000	0
Class B Convertible Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	250,000,000
Common Stock, Shares, Issued	82,110,174	91,737,020
Common Stock, Shares, Outstanding	82,110,174	91,737,020